Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,093,302.95

Principal:
Principal Collections	$17,177,577.40
Prepayments in Full	$10,501,610.29
Liquidation Proceeds	$366,032.99
Recoveries	$21,518.30
Sub Total	$28,066,738.98
Collections	$30,160,041.93

Purchase Amounts:
Purchase Amounts Related to Principal	$500,480.90
Purchase Amounts Related to Interest	$2,416.42
Sub Total	$502,897.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,662,939.25

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,662,939.25
Servicing Fee	$475,771.04	$475,771.04	$0.00	$0.00	$30,187,168.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,187,168.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,187,168.21
Interest - Class A-3 Notes	$121,368.93	$121,368.93	$0.00	$0.00	$30,065,799.28
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$29,777,326.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,777,326.78
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$29,699,692.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,699,692.78
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$29,641,780.78
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,641,780.78
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$29,570,416.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,570,416.78
Regular Principal Payment	$26,362,017.82	$26,362,017.82	$0.00	$0.00	$3,208,398.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,208,398.96
Residuel Released to Depositor	$0.00	$3,208,398.96	$0.00	$0.00	$0.00
Total		$30,662,939.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,362,017.82
Total					$26,362,017.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,362,017.82	$67.28	$121,368.93	$0.31	$26,483,386.75	$67.59
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$26,362,017.82	$18.89	$616,751.43	$0.44	$26,978,769.25	$19.33

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$173,384,183.73	0.4425324	$147,022,165.91	0.3752480
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$525,564,183.73	0.3766189	$499,202,165.91	0.3577279

Pool Information
Weighted Average APR	4.173%	4.171%
Weighted Average Remaining Term	37.27	36.44
Number of Receivables Outstanding	36,161	35,254
Pool Balance	$570,925,247.65	$542,208,648.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$525,564,183.73	$499,202,165.91
Pool Factor	0.3831221	0.3638517

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$43,006,482.78
Targeted Overcollateralization Amount	$43,006,482.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,006,482.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		93	$170,897.38
(Recoveries)		88	$21,518.30
Net Losses for Current Collection Period			$149,379.08
Cumulative Net Losses Last Collection Period			$6,064,264.80
Cumulative Net Losses for all Collection Periods			$6,213,643.88

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.26%	664	$12,230,162.73
61-90 Days Delinquent	0.24%	69	$1,324,586.30
91-120 Days Delinquent	0.08%	23	$409,991.43
Over 120 Days Delinquent	0.15%	42	$805,550.65
Total Delinquent Receivables	2.72%	798	$14,770,291.11

Repossession Inventory:
Repossessed in the Current Collection Period		30	$641,085.74
Total Repossessed Inventory		38	$820,649.54

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4041%
Preceding Collection Period			0.3578%
Current Collection Period			0.3221%
Three Month Average			0.3613%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2969%
Preceding Collection Period			0.2876%
Current Collection Period			0.3801%
Three Month Average			0.3215%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer